UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: January 31, 2019

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.0%
Argentina – 1.7%
Republic of Argentina, 5.875%, 1/11/2028		$1,720,000	$ 1,367,400
Republic of Argentina, 6.875%, 1/11/2048		1,618,000	1,237,770
Republic of Argentina, FLR, 59.356% (Argentina Badlar-7 Day), 6/21/2020	ARS	96,835,000	2,851,357
			$ 5,456,527
Brazil – 4.7%
Nota do Tesouro Nacional, 6%, 5/15/2023	BRL	13,952,445	$ 4,146,523
Nota do Tesouro Nacional, 10%, 1/01/2027		7,144,000	2,085,304
Nota do Tesouro Nacional, 10%, 1/01/2029		16,805,000	4,933,662
Nota do Tesouro Nacional, 6%, 8/15/2050		9,045,186	3,088,164
Vale Overseas Ltd., 6.875%, 11/10/2039		$679,000	753,622
			$ 15,007,275
Chile – 4.4%
Republic of Chile, 4.7%, 9/01/2030	CLP	5,325,000,000	$ 8,473,067
Republic of Chile, 5%, 3/01/2035		3,480,000,000	5,534,253
			$ 14,007,320
Colombia – 1.6%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$ 1,271,776
Titulos de Tesoreria, “B”, 6%, 4/28/2028		6,966,800,000	2,144,220
Titulos de Tesoreria, “B”, 4.75%, 4/04/2035		4,772,170,479	1,741,332
			$ 5,157,328
Cote d'Ivoire – 0.7%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	1,067,000	$ 1,131,181
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		$1,100,000	981,750
			$ 2,112,931
Czech Republic – 1.7%
Czech Republic, 2%, 10/13/2033	CZK	127,040,000	$ 5,453,196
Egypt – 0.3%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,158,000	$ 1,074,642
Guatemala – 0.3%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$937,000	$ 933,486
Hungary – 4.2%
Republic of Hungary, 5.5%, 6/24/2025	HUF	356,670,000	$ 1,528,906
Republic of Hungary, 3%, 10/27/2027		2,295,230,000	8,448,759
Republic of Hungary, 3.25%, 10/22/2031		883,870,000	3,160,861
			$ 13,138,526
India – 1.3%
Government of India, 7.95%, 8/28/2032	INR	293,390,000	$ 4,236,664
Indonesia – 9.1%
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (z)		$516,000	$ 539,047
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		1,060,000	1,165,168
Republic of Indonesia, 9%, 3/15/2029	IDR	35,368,000,000	2,649,685
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	1,775,766
Republic of Indonesia, 7.5%, 8/15/2032		54,135,000,000	3,549,916
Republic of Indonesia, 7.5%, 5/15/2038		280,850,000,000	18,281,129

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$1,009,541	$ 979,914
			$ 28,940,625
Kenya – 0.4%
Republic of Kenya, 7.25%, 2/28/2028 (n)		$621,000	$ 605,922
Republic of Kenya, 8.25%, 2/28/2048 (n)		768,000	738,386
			$ 1,344,308
Malaysia – 3.8%
Government of Malaysia, 3.759%, 3/15/2019	MYR	37,862,000	$ 9,247,784
Government of Malaysia, 4.232%, 6/30/2031		11,127,000	2,695,138
			$ 11,942,922
Mexico – 11.2%
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	$ 1,233,492
Petroleos Mexicanos, 7.47%, 11/12/2026		10,559,900	411,412
Petroleos Mexicanos, 5.5%, 6/27/2044		$2,887,000	2,280,730
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	14,730,000	724,088
United Mexican States, 8%, 12/07/2023		174,140,000	9,027,350
United Mexican States, 8.5%, 5/31/2029		170,320,000	8,893,809
United Mexican States, 8%, 11/07/2047		267,950,000	12,854,482
			$ 35,425,363
Nigeria – 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$ 569
Peru – 2.0%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	6,816,000	$ 2,043,264
Peru LNG, 5.375%, 3/22/2030 (n)		$1,186,000	1,190,803
Republic of Peru, 6.9%, 8/12/2037	PEN	9,390,000	3,029,255
			$ 6,263,322
Philippines – 1.8%
Republic of Philippines, 8%, 7/19/2031	PHP	267,680,000	$ 5,823,101
Poland – 4.9%
Government of Poland, 2.5%, 7/25/2026	PLN	29,551,000	$ 7,888,999
Government of Poland, 2.75%, 4/25/2028		7,959,000	2,142,199
Government of Poland, 5.75%, 4/25/2029		16,067,000	5,464,956
			$ 15,496,154
Romania – 2.7%
Republic of Romania, 4.25%, 6/28/2023	RON	28,640,000	$ 6,836,362
Republic of Romania, 5.8%, 7/26/2027		5,980,000	1,539,314
			$ 8,375,676
Russia – 2.2%
Russian Federation, 8.5%, 9/17/2031	RUB	82,469,000	$ 1,304,479
Russian Federation, 7.7%, 3/23/2033		334,373,000	4,961,631
Russian Federation, 7.25%, 5/10/2034		59,479,000	839,994
			$ 7,106,104
South Africa – 10.7%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$ 1,900,063
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		$1,191,000	1,220,239
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		1,183,000	1,222,441
Republic of South Africa, 2%, 1/31/2025	ZAR	27,139,166	1,927,646
Republic of South Africa, 10.5%, 12/21/2026		28,570,000	2,381,884
Republic of South Africa, 7%, 2/28/2031		249,619,000	15,829,199

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Republic of South Africa, 6.5%, 2/28/2041	ZAR	130,723,000	$ 7,083,262
Transnet SOC Ltd., 9.5%, 5/13/2021		22,700,000	1,719,304
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)		9,960,000	754,373
			$ 34,038,411
Thailand – 7.3%
Kingdom of Thailand, 2.875%, 12/17/2028	THB	46,714,000	$ 1,556,043
Kingdom of Thailand, 3.775%, 6/25/2032		606,628,000	21,525,532
			$ 23,081,575
Turkey – 9.0%
Republic of Turkey, 11%, 3/02/2022	TRY	96,122,000	$ 16,483,426
Republic of Turkey, 4.875%, 10/09/2026		$5,601,000	5,075,481
Republic of Turkey, 10.5%, 8/11/2027	TRY	26,864,000	4,349,382
Republic of Turkey, 6.125%, 10/24/2028		$2,738,000	2,621,635
			$ 28,529,924
United States – 7.8%
U.S. Treasury Bonds, 1%, 2/15/2048		$3,096,872	$ 3,027,233
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2025 (f)		22,074,564	21,667,851
			$ 24,695,084
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	137,835,000	$ 3,715,032
Total Bonds			$ 301,356,065
Common Stocks – 0.0%
Colombia – 0.0%
Frontera Energy Corp.		16,374	$ 146,700
Investment Companies (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 2.47% (v)		18,995,431	$ 18,993,531

Other Assets, Less Liabilities – (1.0)%			(3,283,632)
Net Assets – 100.0%			$ 317,212,664
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,993,531 and $301,502,765, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,981,043, representing 4.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039	1/29/2019	$516,000	$539,047
% of Net assets			0.2%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JIBAR	Johannesburg Interbank Agreed Rate
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	157,000	USD	112,712	Deutsche Bank AG	4/12/2019	$1,520
BRL	149,498,444	USD	39,507,597	Barclays Bank PLC	2/04/2019	1,482,324
BRL	5,266,000	USD	1,391,575	Barclays Bank PLC	4/02/2019	46,533
BRL	29,875,541	USD	8,180,821	Goldman Sachs International	2/04/2019	10,543
BRL	27,983,541	USD	7,482,030	Goldman Sachs International	4/02/2019	160,081
BRL	33,135,148	USD	8,885,512	JPMorgan Chase Bank N.A.	2/04/2019	199,579
BRL	20,000,000	USD	5,295,208	JPMorgan Chase Bank N.A.	4/02/2019	166,654
BRL	598,000	USD	163,750	Morgan Stanley Capital Services, Inc.	2/04/2019	211
CLP	5,035,540,540	USD	7,262,900	Barclays Bank PLC	4/03/2019	415,878
CLP	1,035,202,000	USD	1,571,488	Goldman Sachs International	4/03/2019	7,108
COP	52,751,439,000	USD	16,708,598	Barclays Bank PLC	3/26/2019	246,742
HUF	2,095,119,000	USD	7,535,055	Citibank N.A.	4/12/2019	93,029
HUF	464,781,000	USD	1,684,597	Deutsche Bank AG	4/12/2019	7,616
HUF	635,630,757	USD	2,276,734	UBS AG	4/12/2019	37,524
IDR	51,266,170,918	USD	3,431,072	Deutsche Bank AG	2/04/2019	238,005
IDR	41,160,907,918	USD	2,902,744	Deutsche Bank AG	3/29/2019	24,687

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
IDR	137,231,952,450	USD	9,130,775	JPMorgan Chase Bank N.A.	2/04/2019	$690,798
IDR	27,171,666,730	USD	1,913,632	JPMorgan Chase Bank N.A.	3/29/2019	18,861
INR	113,575,000	USD	1,581,825	JPMorgan Chase Bank N.A.	2/26/2019	11,093
JPY	15,337,000	USD	141,046	Goldman Sachs International	4/12/2019	543
KRW	1,652,307,000	USD	1,478,905	JPMorgan Chase Bank N.A.	3/11/2019	7,458
MXN	18,372,395	USD	940,206	Citibank N.A.	4/12/2019	10,957
MYR	20,643,269	USD	5,006,978	Barclays Bank PLC	3/29/2019	27,914
PEN	14,744,633	USD	4,406,100	Barclays Bank PLC	3/18/2019	18,953
PEN	10,124,000	USD	3,024,798	Goldman Sachs International	3/18/2019	13,543
PEN	6,508,702	USD	1,943,392	JPMorgan Chase Bank N.A.	3/18/2019	9,953
PEN	5,257,671	USD	1,571,800	JPMorgan Chase Bank N.A.	3/19/2019	6,041
PHP	168,068,000	USD	3,180,396	Barclays Bank PLC	2/19/2019	41,172
PHP	59,127,000	USD	1,121,355	Barclays Bank PLC	2/28/2019	11,196
PHP	118,322,000	USD	2,231,648	JPMorgan Chase Bank N.A.	2/19/2019	36,375
PHP	92,983,938	USD	1,765,574	JPMorgan Chase Bank N.A.	2/28/2019	15,491
PLN	29,359,226	USD	7,890,543	Citibank N.A.	4/12/2019	12,313
PLN	1,038,000	USD	276,616	Deutsche Bank AG	4/12/2019	2,791
RUB	1,407,721,622	USD	21,014,346	JPMorgan Chase Bank N.A.	3/06/2019	432,057
THB	434,654,701	USD	13,190,299	JPMorgan Chase Bank N.A.	2/13/2019	680,764
TRY	5,164,516	USD	897,738	Citibank N.A.	4/12/2019	63,982
TRY	9,389,854	USD	1,656,854	Goldman Sachs International	4/12/2019	91,694
TRY	651,000	USD	113,822	Morgan Stanley Capital Services, Inc.	4/12/2019	7,405
TRY	1,978,000	USD	343,284	UBS AG	4/12/2019	25,053
ZAR	21,386,980	USD	1,529,174	Brown Brothers Harriman	4/12/2019	70,735
ZAR	3,464,000	USD	248,073	Citibank N.A.	4/12/2019	11,061
ZAR	5,041,000	USD	360,557	Morgan Stanley Capital Services, Inc.	4/12/2019	16,548
USD	233,638	CHF	226,000	Goldman Sachs International	4/12/2019	4,888
USD	453,075	CZK	10,044,000	UBS AG	4/12/2019	5,839
USD	3,129,604	EUR	2,717,000	Citibank N.A.	4/12/2019	1,616
USD	355,679	EUR	306,000	Goldman Sachs International	4/12/2019	3,392
USD	4,690,436	EUR	4,057,000	UBS AG	4/12/2019	19,751
USD	4,751,019	INR	338,461,000	JPMorgan Chase Bank N.A.	2/26/2019	4,020
USD	115,317	JPY	12,396,000	Goldman Sachs International	4/12/2019	879
USD	1,578,517	KZT	601,415,000	Deutsche Bank AG	4/16/2019	19,808
USD	1,816,559	RON	7,430,763	JPMorgan Chase Bank N.A.	2/13/2019	21,371
						$ 5,554,349
Liability Derivatives
CHF	67,000	USD	67,879	Deutsche Bank AG	4/12/2019	$(64)
CHF	1,691,000	USD	1,735,552	Goldman Sachs International	4/12/2019	(23,975)
CHF	4,670,000	USD	4,804,369	UBS AG	4/12/2019	(77,540)
COP	725,438,000	USD	233,185	Goldman Sachs International	3/26/2019	(15)
CZK	262,081,459	USD	11,722,275	Barclays Bank PLC	4/12/2019	(52,387)
CZK	7,000,000	USD	312,856	Citibank N.A.	4/12/2019	(1,162)
CZK	4,974,000	USD	222,797	Goldman Sachs International	4/12/2019	(1,316)
EUR	60,000	USD	69,298	Deutsche Bank AG	4/12/2019	(222)
EUR	7,195,826	USD	8,329,893	Goldman Sachs International	4/12/2019	(45,588)
GBP	1,172,000	USD	1,549,477	NatWest Markets PLC	4/12/2019	(6,958)
IDR	18,166,792,000	USD	1,300,321	JPMorgan Chase Bank N.A.	3/29/2019	(8,270)
INR	110,295,000	USD	1,564,690	Barclays Bank PLC	2/26/2019	(17,775)
INR	28,591,000	USD	403,725	JPMorgan Chase Bank N.A.	2/26/2019	(2,729)
JPY	10,867,000	USD	100,361	Brown Brothers Harriman	4/12/2019	(38)
JPY	835,703,000	USD	7,734,227	Morgan Stanley Capital Services, Inc.	4/12/2019	(19,150)
KZT	601,415,000	USD	1,574,385	Barclays Bank PLC	4/16/2019	(15,676)
KZT	1,179,537,000	USD	3,007,105	JPMorgan Chase Bank N.A.	7/31/2019	(3,101)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
MYR	5,124,000	USD	1,255,575	Barclays Bank PLC	3/29/2019	$(5,831)
RON	4,613,296	USD	1,139,271	JPMorgan Chase Bank N.A.	2/13/2019	(24,752)
USD	3,125,736	AUD	4,369,000	Deutsche Bank AG	4/12/2019	(53,094)
USD	40,141,875	BRL	149,498,444	Barclays Bank PLC	2/04/2019	(848,049)
USD	8,023,262	BRL	29,875,541	Goldman Sachs International	2/04/2019	(168,101)
USD	8,905,602	BRL	33,135,148	JPMorgan Chase Bank N.A.	2/04/2019	(179,490)
USD	611,164	BRL	2,239,000	JPMorgan Chase Bank N.A.	4/02/2019	(291)
USD	152,765	BRL	598,000	Morgan Stanley Capital Services, Inc.	2/04/2019	(11,196)
USD	6,828,100	CLP	4,571,626,560	Barclays Bank PLC	7/25/2019	(141,053)
USD	3,179,054	CLP	2,203,720,052	Goldman Sachs International	4/03/2019	(181,435)
USD	3,117,515	CZK	70,173,000	Citibank N.A.	4/12/2019	(7,128)
USD	1,138,579	CZK	25,633,000	Goldman Sachs International	4/12/2019	(2,800)
USD	1,599,286	EUR	1,391,000	Deutsche Bank AG	4/12/2019	(2,125)
USD	6,014,191	EUR	5,244,000	Goldman Sachs International	4/12/2019	(23,046)
USD	6,975,499	HUF	1,951,744,733	JPMorgan Chase Bank N.A.	4/12/2019	(130,575)
USD	3,609,160	IDR	51,266,170,918	Deutsche Bank AG	2/04/2019	(59,916)
USD	9,306,011	IDR	137,231,952,450	JPMorgan Chase Bank N.A.	2/04/2019	(515,563)
USD	3,063,920	INR	224,327,000	JPMorgan Chase Bank N.A.	2/26/2019	(82,320)
USD	1,478,204	KRW	1,652,307,000	Barclays Bank PLC	3/11/2019	(8,160)
USD	2,884,282	PEN	9,656,864	Goldman Sachs International	3/18/2019	(13,867)
USD	1,578,000	PHP	83,854,920	Barclays Bank PLC	2/28/2019	(28,203)
USD	1,571,905	PHP	83,322,396	Deutsche Bank AG	2/19/2019	(25,238)
USD	257,402	PHP	13,458,000	JPMorgan Chase Bank N.A.	2/19/2019	(564)
USD	578,888	PHP	30,672,000	JPMorgan Chase Bank N.A.	2/28/2019	(8,621)
USD	364,857	PLN	1,357,000	UBS AG	4/12/2019	(418)
USD	2,253,964	RON	9,383,760	JPMorgan Chase Bank N.A.	2/13/2019	(13,045)
USD	5,680,133	RUB	383,944,000	JPMorgan Chase Bank N.A.	3/06/2019	(169,188)
USD	7,091,200	THB	232,418,871	Deutsche Bank AG	2/13/2019	(325,944)
USD	3,466,980	THB	113,413,000	JPMorgan Chase Bank N.A.	2/13/2019	(152,350)
USD	397,797	TRY	2,208,000	Barclays Bank PLC	4/12/2019	(13,370)
USD	1,483,261	TRY	8,348,472	Citibank N.A.	4/12/2019	(71,365)
USD	4,706,450	ZAR	66,145,028	UBS AG	4/12/2019	(241,702)
						$(3,784,766)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/29/23	MXN	29,854,000	centrally cleared	8.46%/28 days	8.5938% FLR (28 day TIIE)/28 days	$ 18,954	$—	$ 18,954
1/03/24	ZAR	22,033,000	centrally cleared	7.60%/Quarterly	7.15% FLR (3 months JIBAR)/Quarterly	14,382	—	14,382
						$ 33,336	$—	$ 33,336

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
8/22/20	ZAR	91,023,000	centrally cleared	7.025% FLR (3 months JIBAR)/Quarterly	7.51%/Quarterly	$(44,499)	$—	$(44,499)
8/28/23	MXN	29,886,000	centrally cleared	7.99%/28 days	8.5925% FLR (28 day TIIE)/28 days	(10,946)	—	(10,946)
						$(55,445)	$—	$(55,445)
At January 31, 2019, the fund had cash collateral of $300,000 and other liquid securities with an aggregate value of $133,563 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$146,700	$—	$—	$146,700
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	24,695,084	—	24,695,084
Non-U.S. Sovereign Debt	—	269,496,187	—	269,496,187
Foreign Bonds	—	7,164,794	—	7,164,794
Mutual Funds	18,993,531	—	—	18,993,531
Total	$19,140,231	$301,356,065	$—	$320,496,296
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$5,554,349	$—	$5,554,349
Forward Foreign Currency Exchange Contracts - Liabilities	—	(3,784,766)	—	(3,784,766)
Swap Agreements - Assets	—	33,336	—	33,336
Swap Agreements - Liabilities	—	(55,445)	—	(55,445)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,383,491	63,895,503	(67,283,563)	18,995,431
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(178)	$(928)	$—	$80,479	$18,993,531

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2019, are as follows:
Mexico	12.3%
United States	11.2%
South Africa	9.4%
Turkey	9.4%
Indonesia	9.4%
Thailand	7.3%
Poland	5.0%
Brazil	4.8%
Chile	4.5%
Other Countries	26.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.